SEGMENTED INFORMATION (Details 2) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Exploration And Evaluation Assets - Mexico	$ 50,110	$ 49,803
Exploration And Evaluation Assets - Canada	1	1
Total Exploration And Evaluation Assets	$ 50,111	$ 49,804